UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22457

Investment Company Act file number

Persimmon Growth Partners Fund, L.P.

(Exact name of registrant as specified in charter)

1777 Sentry Parkway West

Gwynedd Hall, Suite 102

Blue Bell, PA 19422

(Address of principal executive offices) (Zip code)

Gregory S. Horn

Persimmon Capital Management, LP

1777 Sentry Parkway West

Gwynedd Hall, Suite 102

Blue Bell, PA 19422

(Name and address of agent for Service)

Registrant's telephone number, including area code: (877) 502-6840

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

ITEM 1. REPORTS TO STOCKHOLDERS.

PERSIMMON GROWTH

PARTNERS FUND, L.P.

FINANCIAL STATEMENTS

(UNAUDITED)

PERIOD FROM APRIL 1, 2012 TO SEPTEMBER 30, 2012

PERSIMMON GROWTH PARTNERS FUND, L.P.

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (484) 572-0500.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (484) 572-0500 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (484) 572-0500, and on the Commission’s website at http://www.sec.gov.

PERSIMMON GROWTH PARTNERS FUND, L.P.

Statement of Assets and Liabilities (Unaudited)

September 30, 2012

ASSETS

Investments in Investment Funds, including $27,135,137 pledged, at fair value (cost $23,768,387)	$29,109,884
Investments in common stock, at fair value (cost $29,673)	7,219
Cash and cash equivalents, pledged	1,125,038
Redemptions receivable from investments in Investment Funds	1,861,891
Other assets	12,223

32,116,255

LIABILITIES

Management fees payable	79,533
Professional fees payable	29,000
Administration fees payable	14,221
Partner withdrawals payable	9,772
Board of Directors fees payable	6,000
Other payable	5,902
Custody fees payable	2,952

147,380

NET ASSETS	$31,968,875

COMPONENTS OF NET ASSETS

Net capital contributions	$24,096,582
Accumulated net investment loss	(7,024,742)
Accumulated net realized gain	9,577,992
Accumulated net unrealized appreciation on investments	5,319,043

$31,968,875

See notes to financial statements

1

PERSIMMON GROWTH PARTNERS FUND, L.P.

Schedule of Investments (Unaudited)

September 30, 2012

						First
Investment Funds by Strategy	First				% of	Available
(all domiciled in the United States,	Investment				Net	Redemption	Redemption
except as noted)**	Date	Cost	Fair Value		Assets	Date ****	Provisions*****

Event Driven:
Pershing Square, L.P.	4/1/2005	$706,678	$2,249,544	*	7.04%	N/A	One year rolling
Third Point Ultra, Ltd. (British Virgin Islands)*** (1,650.00 shares)	5/1/2005	1,448,720	2,542,423	*	7.95	N/A	Quarterly

Total Event Driven		2,155,398	4,791,967		14.99

Long/Short Equity:
Brenner West Capital Qualified Partners, LP***	5/1/2011	2,500,000	2,842,178	*	8.89	N/A	Quarterly
Cadian Fund, L.P.	3/1/2010	2,000,000	2,688,212	*	8.41	N/A	Approx. 75% Quarterly,
							25%/quarter; Approx.
							25%Semi-annually
Greenheart Capital Fund, L.P.***	7/1/2011	2,500,000	1,990,124	*	6.23	N/A	Quarterly
Horseman European Select Fund L.P.	2/1/2008	1,208,900	1,471,239	*	4.60	N/A	Monthly
JAT Capital Domestic Fund, L.P.***	10/1/2010	771,708	753,932	*	2.36	N/A	Quarterly
Libra Fund, L.P.	11/1/2005	892,551	1,974,747		6.18	N/A	Annually
Newbrook Capital Partners, LP	1/1/2012	2,000,000	2,218,834	*	6.94	N/A	Quarterly, soft lock-up
							until 12/31/2012
Passport Global Strategies III, Ltd. (15.1271 shares) (British Virgin Islands)***	4/1/2009	15,424	4,691	*	0.01	N/A	As liquidity permits
Passport II, L.P.	3/1/2006	1,507,995	2,280,354	*	7.13	N/A	Quarterly
Southpoint Qualified Fund, L.P.***	11/1/2009	2,250,000	2,591,108	*	8.10	N/A	Quarterly, 25%/quarter
Visium Balanced Fund, L.P.	10/1/2009	2,000,000	2,689,048	*	8.41	N/A	Quarterly
Weatherbie Long/Short Fund, L.P.***	7/1/2012	2,500,000	2,511,587	*	7.86	N/A	Quarterly, soft lock-up
							until 6/30/2013
Total Long/Short Equity		20,146,578	24,016,054		75.12

Special Situations:
Harbinger Capital Partners Special Situations Fund, L.P.	6/1/2008	1,344,884	263,849	*	0.83	N/A	Controlled liquidation
Harbinger Capital Partners Special Situations Fund, L.P. - Designated Side Pocket	1/1/2009	121,527	38,014	*	0.12	N/A	As liquidity permits

Total Special Situations		1,466,411	301,863		0.95

Total Investments in Investment Funds		$23,768,387	$29,109,884		91.06%

Common Stock

United States:
Technology
Myriant (6,947.0 shares)		$29,673	$7,219		0.02%

Total United States		29,673	7,219		0.02

Total Investments in Common Stock		$29,673	$7,219		0.02%

*	Pledged (see Note F).
**	Nonincome producing investments. The Partnership's investments in the Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early withdrawal fees.
***	The Partnership's investment is through a feeder fund and its pro rata interest in its master fund is greater than a one percent ownership.
****	From the original investment date. Not applicable for those investments in Investment Funds for which the first redemption date has passed as of September 30, 2012.
*****	Available frequency of redemptions after initial lock-up period.

See notes to financial statements

2

PERSIMMON GROWTH PARTNERS FUND, L.P.

Statement of Operations (Unaudited)

Period from April 1, 2012 to September 30, 2012

Investment income:
Interest and dividend income	$406

Expenses:
Management fees	160,997
Professional fees	42,500
Administration fees	27,863
General and administrative expenses	17,361
Interest expense	16,210
Line-of-credit facility fees	15,082
Custody fees	10,500
Insurance expense	7,500
Other	7,160
Board of Directors fees	6,538

Total expenses	311,711

Net investment loss	(311,305)

Realized and unrealized gain (loss) on investments:
Net realized gain on investments in Investment Funds	265,655
Net change in unrealized appreciation on investments in Investment Funds	(146,187)

Net realized and unrealized gain on investments	119,468

Net decrease in net assets resulting from operations	$(191,837)

See notes to financial statements

3

PERSIMMON GROWTH PARTNERS FUND, L.P.

Statements of Changes in Net Assets

	Period from
	April 1, 2012
	to
	September 30, 2012	Year Ended
	(Unaudited)	March 31, 2012

Operations:
Net investment loss	$(311,305)	$(639,479)
Net realized gain (loss) from investments in Investment Funds	265,655	(911,791)
Net change in unrealized appreciation on investments in Investment Funds	(146,187)	(1,203,721)
Net change in unrealized depreciation on investments in common stock	-	(22,454)

Net decrease in net assets resulting from operations	(191,837)	(2,777,445)

Capital transactions:
Contributions	-	2,265,000
Withdrawals	(909,433)	(4,483,365)

Net decrease in net assets from capital transactions	(909,433)	(2,218,365)

Decrease in net assets	(1,101,270)	(4,995,810)

Net assets at beginning of period	33,070,145	38,065,955

Net assets at end of period (including accumulated net investment loss of $7,024,742 and $6,713,438 as of September 30, 2012 and March 31, 2012, respectively)	$31,968,875	$33,070,145

See notes to financial statements

4

PERSIMMON GROWTH PARTNERS FUND, L.P.

Statement of Cash Flows (Unaudited)

Period from April 1, 2012 to September 30, 2012

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(191,837)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Net realized gain on investments in Investment Funds	(265,655)
Net change in unrealized appreciation on investments in Investment Funds	146,187
Purchases of Investment Funds	(2,505,892)
Proceeds from redemptions of Investment Funds	8,189,922
Receivable from investment funds	(1,182,998)
Increase in other assets	(5,647)
Increase (decrease) in operating liabilities:
Management fees payable	(11,326)
Other payable	4,904
Administration fees payable	4,715
Professional fees payable	(4,500)
Board of Directors fees payable	3,000
Custody fees payable	952

Net cash provided by operating activities	4,181,825

Cash flows from financing activities:
Withdrawals paid	(4,311,415)
Proceeds from borrowings on line-of-credit, net	(2,025,000)

Net cash used in financing activities	(6,336,415)

Net decrease in cash and cash equivalents	(2,154,590)

Cash and cash equivalents at beginning of period	3,279,628

Cash and cash equivalents at end of period	$1,125,038

Supplemental disclosure of cash flow information:
Cash paid during the year for interest	$16,210
Line-of-credit facility fees paid during the period	15,082

Supplemental disclosure of noncash financing activities:
Decrease in partner withdrawals payable	(3,401,982)
Increase in receivable from Investment Funds	1,182,998

See notes to financial statements

5

PERSIMMON GROWTH PARTNERS FUND, L.P.

Financial Highlights

	Period from
	April 1, 2012			Period from
	to			January 1, 2010
	September 30, 2012	Year Ended March 31		to	Year Ended December 31
	(Unaudited)*	2012	2011	March 31, 2010 *	2009	2008

Net assets at end of period	$31,968,875	$33,070,145	$38,065,955	$29,009,249	$26,737,829	$27,053,789

Ratio of net investment income/loss to average net assets (a)(b)	(0.96)%	(1.71)%	(2.39)%	(2.34)%	(2.48)%	(2.34)%

Ratio of expenses to average net assets (a)(b)	0.97%	1.72%	2.39%	2.34%	2.49%	2.37%

Portfolio turnover	7.73%	26.57%	14.76%	17.51%	40.70%	34.58%

Total return (c)	(0.52)%	(6.81)%	10.50%	3.37%	18.56%	(32.41)%

*	The portfolio turnover and total return ratios have not been annualized for the period.
(a)	The ratio does not reflect the Partnership's proportionate share of the net income (loss) and expenses, including incentive fees or allocation, of the Investment Funds.
(b)	Average net assets is determined using net assets at the end of each month during the period and net assets at the beginning of the period.
(c)	Total returns are calculated by geometrically linking returns based on the change in value during each accounting period. An individual partner's return may vary from these returns based on the timing of contributions and withdrawals.

See notes to financial statements

6

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements (Unaudited)

September 30, 2012

Note A - Organization and Investment Objective

Persimmon Growth Partners Fund, L.P. (the “Partnership”) commenced operations during January 2004. Persimmon GP, L.L.C. (the “General Partner”) is responsible for the Partnership’s operations. Persimmon Capital Management, L.P. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended, manages and invests the assets of the Partnership.

The Partnership's Adviser and General Partner adopted a plan of reorganization (the "Plan"), registering the Persimmon Growth Partners Fund, L.P. under the Investment Company Act of 1940, as amended (the “1940 Act”) as a nondiversified investment company effective September 1, 2010. The Plan was approved by the underlying Partnership’s investors and an independent board of directors (the “Board”). Under the Plan, the Partnership became a master fund, and a feeder fund, Persimmon Growth Partners Investor Fund (the “Fund”), was created to allow an unlimited number of accredited investors to invest at a reduced minimum investment of $50,000. Certain other terms and conditions, such as management fee charges and investor liquidity provisions, were modified. Both the Partnership and the Fund have a fiscal year-end date of March 31. Prior to the approval of the Plan, the Partnership's fiscal year-end was December 31.

The Fund, also registered under the 1940 Act as a nondiversified investment company, has the same investment objective and substantially the same investment policies as the Partnership (except that the Fund pursues its investment objective by investing substantially all of its assets in the Partnership). As of September 30, 2012, the Fund’s ownership of the Partnership’s net assets was 94.51%.

The principal investment objective of the Partnership is to achieve long-term appreciation of partners’ capital by investing in various hedge fund limited partnerships and other pooled investment vehicles managed by experienced investment managers (the “Investment Funds”). To achieve their investment objective, certain of the Investment Funds may invest in securities, including private company holdings that are not readily marketable or otherwise involve special consideration, including, but not limited to, regulatory or other legal restrictions.

Note B - Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and include the following significant accounting policies:

[1]	Investment valuation:

Investments in Investment Funds are carried at fair value, as determined by the Adviser based on information provided by the underlying funds’ professional managers. Fair value is an estimate of the exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). In determining fair value, the Adviser utilizes the valuation reflected on the financial statements and other financial reports of the underlying Investment Funds. The Investment Funds value securities and other financial instruments at market prices, when possible, or at fair value determined by the respective fund’s general partner or manager when no market value is determinable. The estimated fair values of certain of the investments of the Investment Funds, which may include derivatives and other securities for which prices are not readily available, may not reflect amounts that could be realized upon immediate sale, nor amounts that may be ultimately realized. Accordingly, the estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and differences could be material.

7

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements (Unaudited)

September 30, 2012

Note B - Summary of Significant Accounting Policies (continued)

[1]	Investment valuation (continued):

The Fund’s Administrator will calculate the net asset value as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Standard Time) on the last business day of each accounting period (defined below), unless the calculation of the net asset value has been suspended. The Fund will value interests in the Investment Funds at fair value, which ordinarily will be the value determined by their respective investment managers in accordance with procedures established by the Board of Directors. Pursuant to these procedures, the Board may appoint persons to assist it in determining fair value and to make the actual calculations under the Board’s direction, e.g., through the establishment of a valuation committee. Employees of the Adviser and Administrator comprise the Fund’s Valuation Committee. The Valuation Committee is responsible for reporting to the Board fair valuations of securities. The net asset value for the Fund is comprised of the net asset value of the Investment Funds in which the Fund invests, less the expenses and liabilities of the Fund, and other assets in which the Fund invests. Special situations affecting the calculation of net asset value may arise from time to time. Generally, the Fund, the Adviser and the Administrator will not be able to examine or verify the valuations provided by the Investment Funds. Absent bad faith or manifest error, the determination of net asset value of the Fund is conclusive and binding on all investors. The term “Accounting Period” means the following periods: the initial Accounting Period will begin upon the initial opening of the Fund and each subsequent Accounting Period will begin immediately after the close of the immediately preceding Accounting Period. Each Accounting Period will close at the close of business on the first to occur of (i) the date immediately prior to the effective date of the admission of a new Partner and/or an increase in a Partner’s capital contribution; (ii) the effective date of any withdrawal by a Partner, (iii) the date when the Fund dissolves and/or terminates, (iv) the last Business Day of each month, (v) at such other time as may be required by governmental rules and regulations imposed upon the General Partner, the Adviser or the Fund; or, (vi) at such other time as the General Partner determines, in its sole and absolute discretion. Situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund's net asset value if the judgments of the Board, the General Partner, the Adviser, or investment managers to the Investment Funds should prove incorrect. Managers to the Investment Funds only provide determinations of the net asset value of Investment Funds on a weekly or monthly basis, in which event it will not be possible to determine the net asset value of the Fund more frequently. The interests in the Investment Funds in which the Fund invests or plans to invest are generally illiquid. The Fund may not be able to dispose of Investment Fund interests that it has purchased.

The Investment Funds generally charge the Partnership an asset-based fee and may charge the Partnership a performance-based fee. Currently, the asset-based fees range from 0.0% to 3.5% of net assets annually, and the performance-based fees, where they are charged, range from 0.0% to 30% of any increase in net assets resulting from operations. Performance-based fees are generally subject to a loss-carryforward or high water mark and may be subject to a hurdle or preferred rate of return.

[2]	Cash and cash equivalents:

Cash and cash equivalents include amounts held in a bank checking account, money market funds and highly-liquid investments with maturities of ninety days or less when purchased. The Partnership is at risk to the extent it maintains balances in excess of federally insured limits.

8

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements (Unaudited)

September 30, 2012

Note B - Summary of Significant Accounting Policies (continued)

[3]	Investment transactions:

Investment transactions are recorded on the trade date. Gains or losses from Investment Funds are reflected as net realized gain and net change in unrealized appreciation/depreciation on investments in Investment Funds in the statement of operations. Proceeds received from the Investment Funds are accounted for as a reduction in cost, and any proceeds received above or below the apportioned cost basis result in a realized gain or loss, respectively.

[4]	Investment income and expense:

Interest income and expense are recorded on the accrual basis. Other expenses are recorded on the accrual basis as incurred. Dividend income is recorded on the ex-dividend date.

[5]	Income taxes:

The Partnership’s year end for income tax purposes is December 31. No provision has been made in the financial statements for federal or state income taxes because the Partnership is not subject to income taxes. The Partnership’s income and losses are includable in the tax returns of its partners. The Partnership may, however, be required to file returns and pay tax in various state and local jurisdictions as a result of its operations and the residency of its partners.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Partnership is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Partnership recognizes accrued interest and penalties associated with uncertain tax positions as part of Partnership expenses. The General Partner has determined that there are no uncertain tax positions currently and for the prior three tax years. Therefore, there was no income tax related interest and penalties recorded for the period ended September 30, 2012. The income tax returns of the Partnership for the years ended December 31, 2009, 2010 and 2011 are subject to examination by the Internal Revenue Service and state taxing authorities, generally for three years after they were filed.

The cost of the Investment Funds for federal tax purposes is based on amounts reported to the Partnership on Schedule K-1 of the Investment Funds. As of September 30, 2012, the Partnership has not yet received information to determine the current tax cost of the Investment Funds. Based on the amounts reported to the Partnership on Schedule K-1 as of December 31, 2011, and after adjustment for purchases and sales between December 31, 2011 and September 30, 2012, the estimated cost of the Investment Funds as of September 30, 2012 for federal tax purposes is $25,227,892. The resulting estimated net unrealized appreciation/depreciation for tax purposes on the Investment Funds and common stock as of September 30, 2012 is $3,889,211.

[6]	Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates, assumptions and judgments that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

9

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements (Unaudited)

September 30, 2012

Note B - Summary of Significant Accounting Policies (continued)

[7]	New accounting pronouncements:

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosure about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

Note C - Fair Value Measurements and Investment Transactions

U.S. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e. the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – unadjusted quoted prices for identical assets or liabilities in active markets that the Partnership has the ability to access at the measurement date.

Level 2 – inputs other than quoted market prices that are observable, either directly or indirectly, and reasonably available. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the Partnership.

Level 3 – inputs are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Partnership’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 3 assets and liabilities require greater judgment than Level 1 or Level 2 assets and liabilities.

10

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements (Unaudited)

September 30, 2012

Note C - Fair Value Measurements and Investment Transactions (continued)

Depending on the redemption options available, it may be possible that the reported net asset value (“NAV”) represents fair value of investments in Investment Funds based on observable data such as ongoing redemption and/or subscription activity. Specifically, if the Partnership had the ability at the statement of assets and liabilities date to redeem within three months with no redemption suspensions, lockups or other restrictions, the NAV is considered as a Level 2 input. However, certain Investment Funds may provide the manager with the ability to suspend or postpone redemption for a period of time (a “gate”), or a “lock-in period” upon initial subscription, within which period the Partnership may not redeem without incurring a penalty. In the case of the imposition of a gate, if a “lock-in period” in excess of three months is remaining at the statement of assets and liabilities date, or if the Partnership may not redeem its holding in the Investment Fund within three months or less, the interest is generally classified as Level 3.

The following table sets forth information about the level within the fair value hierarchy at which the Investment Fund investments are measured as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Investments in Investment Funds:
Event Driven	$-	$2,542,423	$2,249,544	$4,791,967
Long/Short Equity	-	16,757,296	7,258,758	24,016,054
Special Situations	-	-	301,863	301,863

Investments in securities:
Common stock	-	-	7,219	7,219

	$-	$19,299,719	$9,817,384	$29,117,103

The level classifications in the table above are not indicative of the risk associated with the investment in each Investment Fund.

The following table includes a roll-forward of the amounts for the period from April 1, 2012 to September 30, 2012, for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Investments in
	Investment Funds			Securities
	Event	Long/Short	Special	Common
	Driven	Equity	Situations	Stock	Total

Balance as of April 1, 2012	$2,313,714	$8,540,954	$245,547	$7,219	$11,107,434
Transfers out of Level 3*	-	(1,067,398)	-	-	(1,067,398)
Net realized loss on investments in Investment Funds	-	-	(112,399)	-	(112,399)
Net change in unrealized appreciation on investments	(64,170)	(214,798)	199,505	-	(79,463)
Purchases	-	-	5,892	-	5,892
Redemptions	-	-	(36,682)	-	(36,682)

Balance as of September 30, 2012	$2,249,544	$7,258,758	$301,863	$7,219	$9,817,384

*Transfers represent investments in Investment Funds that were previously categorized as Level 3 investments for the period ended September 30, 2012. It is the policy of the Partnership to record transfers as of the beginning of the year.

11

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements (Unaudited)

September 30, 2012

Note C - Fair Value Measurements and Investment Transactions (continued)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Partnership’s investments that are categorized within Level 3 of the fair value hierarchy as of September 30, 2012:

Investment	Fair Value at September 30, 2012	Valuation Methodology	Unobservable Inputs	Range of Inputs
Investment Funds	9,810,165	Cash Flow	Redemption Period	90 days-1 year
Common Stock	7,219	Fair Value Estimated by Investment Fund Manager	Private Unlisted Security	Unknown

All net realized and unrealized gains (losses) in the above table are reflected in the accompanying statement of operations. The net change in unrealized appreciation/depreciation for the period from April 1, 2012 to September 30, 2012, for Level 3 investments held by the Partnership as of September 30, 2012, was a decrease of $79,463 as shown in the table below:

Net Change in
Unrealized
Appreciation

Event Driven	$(64,170)
Long/Short Equity	(214,798)
Special Situations	199,505

$(79,463)

Note D - Partnership Agreement and Related Party Transactions

Changes in net assets resulting from operations are allocated to the limited partners in accordance with each partner’s ownership percentage.

Capital contributions to the Partnership may be made at the beginning of any month.

The Partnership’s Board may, from time to time and in its sole discretion, cause the Partnership to repurchase interests (“Interests”) from limited partners pursuant to written tenders by limited partners at times and on terms and conditions as the Board establishes. In determining whether the Partnership should offer to repurchase Interests, the Board will consider the recommendation of the General Partner. The General Partner generally recommends to the Board that the Partnership offer to repurchase Interests from limited partners four times each year.

Each limited partner’s initial investment in the Partnership is subject to a minimum of a one-year “lock up” period during which time the limited partner will not be able to participate in any repurchase of Interests by the Partnership or otherwise transfer his or her Interests.

The Partnership’s Board has overall responsibility for the management and supervision of the operations of the Partnership, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Partnership’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Partnership as are customarily exercised by directors of an investment company registered under the Investment Company Act of 1940 organized as a corporation. The Board has engaged the Adviser to provide investment advice regarding the selection of Investment Funds and the General Partner to manage the day-to-day operations of the Partnership.

12

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements (Unaudited)

September 30, 2012

Note D - Partnership Agreement and Related Party Transactions (continued)

The Board is comprised of three directors who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Partnership (the “Independent Directors”) and one director who is an “interested person” (the "Interested Director"). The Independent Directors each receive meeting fees of $1,000 per meeting attended in person or $500 in the case of meetings attended by telephone. The Interested Director does not receive fees for committee meetings and does not receive annual or other fees from the Partnership. All Directors are reimbursed by the Partnership for their reasonable out-of-pocket expenses. The Partnership incurred $6,538 of meeting fees for the period from April 1, 2012 to September 30, 2012, of which $6,000 was payable as of September 30, 2012.

Pursuant to the terms of the partnership agreement effective August 24, 2010, the Adviser receives a quarterly management fee equal to 0.25 percent of the Partnership’s net assets as of the last business day of the calendar quarter for its management services (1.00 percent per annum).

During the period from April 1, 2012 to September 30, 2012, the Adviser earned management fees of $160,997, of which $79,533 was payable as of September 30, 2012.

The Partnership is responsible for ongoing operating expenses, such as audit, accounting, legal and regulatory costs, and the General Partner’s due diligence expenses in selecting and monitoring professional managers.

Note E - Financial Instruments and Risks

Each Investment Fund in which the Partnership has invested has the right to temporarily restrict withdrawals/redemptions for periods of time beyond those described in the schedule of investments. Any such restrictions may restrict the Partnership’s ability to satisfy future withdrawal requests.

As of September 30, 2012, the Partnership had no unrecorded direct commitments to purchase or sell securities, financial instruments or commodities. The Partnership may have indirect commitments that arise through positions held by the Investment Funds in which the Partnership invests directly and indirectly. These Investment Funds utilize a variety of financial instruments in their trading strategies, including, but not limited to, equity and debt securities of U.S. and foreign issuers, options and futures, forwards and swap contracts. These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk.

Market risk is the risk of potential adverse changes to the value of the financial instruments and their derivatives because of changes in market conditions such as, but not limited to, interest and currency rate movements and volatility in commodity or security prices.

Credit risk is the risk of the potential inability of counterparties to perform under the terms of the contracts, which may be in excess of the amounts recorded in each Investment Fund’s respective balance sheet. The Partnership is also exposed to potential credit risk through its cash held at financial institutions. The Partnership seeks to mitigate its exposure to this credit risk by placing its cash with major institutions.

In addition, the Investment Funds may sell securities not yet purchased, whereby a liability is created for the repurchase of the securities at prevailing prices. The ultimate obligation to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on their respective balance sheets. However, as a limited partner/shareholder in these Investment Funds, the Partnership has financial risk limited to the fair value of its investments, which is reflected on the statement of assets and liabilities.

13

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements (Unaudited)

September 30, 2012

Note E - Financial Instruments and Risks (continued)

Under certain circumstances, withdrawals from an Investment Fund may be limited or suspended (in whole or in part) as deemed necessary by the Investment Fund’s investment manager. Substantial requests for withdrawals from an investment company could cause the investment company to liquidate positions sooner than would otherwise be desirable which could adversely affect the performance of the investment company. In addition, regardless of the period of time in which withdrawals occur, the resulting reduction in an investment company’s net assets could make it more difficult for an investment company to diversify its holdings and achieve its investment objectives.

Borrowings under credit agreements are typically secured by the Partnership’s investments. Under certain circumstances, a lender may demand an increase in the collateral that secures the Partnership’s obligations and if the Partnership is unable to provide additional collateral, the lender could liquidate assets held in the account to satisfy the Partnership’s obligations to the lender. Liquidation in that manner could have adverse consequences. In addition, the amount of the Partnership’s borrowings and the interest rate on those borrowings, which will fluctuate, could have a significant effect on the Partnership’s profitability.

While the use of certain forms of leverage, including margin borrowing, can substantially improve the return of invested capital, such use may also increase the adverse impact to which the portfolio of the Partnership may be subject.

Note F - Line-of-Credit

The Partnership has a credit agreement with the Royal Bank of Canada providing the Partnership with $5,000,000 of available credit, secured by the majority of the Partnership’s investments. The agreement terminates on January 31, 2013. Interest on any outstanding balance is payable based on an interest rate spread of 1.60% over the three-month LIBOR rate. As of September 30, 2012, the three-month LIBOR rate was 0.35% for a total interest rate of 1.95% and the Partnership had no outstanding balance owed to the Royal Bank of Canada under the credit agreement. During the period from April 1, 2012 to September 30, 2012, the maximum outstanding loan balance was $4,325,000, the average daily loan balance was $1,208,060, and the weighted average rate of interest was 1.34%. The line-of-credit facility rate is .6% per annum, payable monthly, based on the maximum amount of the commitment. During the period from April 1, 2012 to September 30, 2012, the Partnership paid $15,082 in line-of-credit facility fees.

Note G - Indemnifications

In the normal course of business, the Partnership enters into contracts that provide general indemnifications. The Partnership’s maximum exposure under these agreements is dependent on future claims that may be made against the Partnership and, therefore, cannot be established.

Note H - Administrator

JD Clark & Company (the “Administrator”) is the administrator for the Partnership. For its services, the Administrator receives a monthly fee based upon the net assets of the Partnership. The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation.

14

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements (Unaudited)

September 30, 2012

Note I – Subsequent Events

On September 21, 2012, the Partnership’s Board authorized the compulsory tender offer of the Interests of all limited partners in the Partnership and the Fund (together, the “Funds”) effective December 31, 2012. The Adviser will then launch a long/short equity mutual fund with daily valuations and daily liquidity effective January 1, 2013. Following completion of the tender offer, the Funds will cease operations and will de-register as investment companies under the 1940 Act.

15

PERSIMMON GROWTH PARTNERS FUND, L.P.

Annual Approval of Investment Advisory Agreements (Unaudited)

At a meeting of the Funds’ Boards held on June 14, 2012, by a unanimous vote, the Boards, including a majority of the members who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, approved the continuation of the Investment Advisory Agreements for the Funds for an additional year.

The Board members reviewed reports from management about the following factors. The Boards did not consider any single factor as controlling in determining whether or not to approve the advisory agreements. Nor are the items described herein all encompassing of the matters considered by the Boards.

Nature and Quality of Services

The Boards reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser. The Boards noted the advisory capabilities and institutional history of the Adviser, as well as the underlying manager due diligence process. The Boards reviewed the personnel that provide services to the Funds, noting changes in the Funds’ Portfolio Manager’s during the year, and changes in the Adviser’s Marketing Director. The Board’s also reviewed the Adviser’s Form ADV. The Boards also considered the compliance programs and regulatory history of the Adviser as well as the risk management and valuation process. The Boards also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser under the advisory agreements, including, among other things, providing office facilities, equipment and personnel.

The Boards noted that the Master Fund’s performance during 2011 fell short of the performance of that of each comparable fund, each relevant index and the Adviser’s PAR Fund.

Comparison of Fees

The Boards reviewed the advisory fee rates and total expense ratio of the Funds as compared to other comparable funds. The Boards also reviewed the Expense Limitation Agreement, which limited expenses for the Investor Fund to 2.50% (exclusive of underlying fund expenses). The Boards noted that the Funds’ advisory fee and total expense ratio, after considering the expense limitation for the Investor Fund, was within the range of advisory fees and total expenses charged to other comparable funds.

Profitability of Adviser and Affiliates

The Boards considered and reviewed an analysis concerning the costs incurred and profits realized by the Adviser from its relationship with the Funds. The Boards noted that the Adviser waived a substantial portion of its advisory fee for the Investor Fund. The Board noted that the Adviser earned a small profit from its management of the Funds.

Breakpoints and Economies of Scale

The Boards reviewed the structure of the investment advisory fees. The Boards did not believe that breakpoints were appropriate given the Funds’ current asset levels. The Boards also reviewed the fee structure and determined it to be reasonable under the circumstances.

Fall-Out Benefits

The Boards considered all fees to be earned by the Adviser and its affiliates, noting that there are no fees other than the advisory fees paid to the Adviser or affiliates for services provided to the Funds.

Conclusion

Based on its thorough consideration of all factors that it deemed material, the Boards concluded that it would be in the best interests of the Funds and their investors to approve the Investment Advisory Agreement for each Fund, each for an additional one-year term ending June 30, 2013.

16

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to investors filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable for semi-annual reports.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which investors may recommend nominees to the Registrant's board of directors that would require disclosure.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Persimmon Growth Partners Fund, L.P.

By (Signature and Title):     /s/ Gregory S. Horn

Gregory S. Horn, President (principal executive officer)

Date: December 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):     /s/ Gregory S. Horn

Gregory S. Horn, President

(principal executive officer)

Date: December 10, 2012

By (Signature and Title):      /s/ Gregory S. Horn

Gregory S. Horn, Principal Financial Officer

Date: December 10, 2012